Revenue Recognition (Details) - Schedule of revenue by service type - Revenue Benchmark [Member] - SoundHound, Inc. [Member] - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Revenue Recognition (Details) - Schedule of revenue by service type [Line Items]
Total	$ 4,290	$ 3,739
Product Royalties [Member]
Revenue Recognition (Details) - Schedule of revenue by service type [Line Items]
Total	3,709	2,984
Service Subscriptions [Member]
Revenue Recognition (Details) - Schedule of revenue by service type [Line Items]
Total	373	403
Monetization [Member]
Revenue Recognition (Details) - Schedule of revenue by service type [Line Items]
Total	$ 208	$ 352